Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Charter Revenue

Year	Amount
2022	$264,804
2023	195,464
2024	173,747
2025	127,547
2026	105,742
2027 to 2028	133,626
Minimum charter revenues	$1,000,930